UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.08

A look at performance

For the period ended November 30, 2008

		Average annual returns (%)				Cumulative total returns (%)					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	11-30-08

A	12-31-91	–12.68	0.32	3.16	—	–12.52	–12.68	1.62	36.52	—	6.36

B	12-31-91	–13.59	0.17	3.03	—	–13.19	–13.59	0.86	34.75	—	5.91

C	4-1-99	–10.13	0.50	—	3.09	–9.63	–10.13	2.54	—	34.14	5.91

I1,2	7-28-03	–8.26	1.66	4.09	—	–8.23	–8.26	8.58	49.31	—	7.03

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.99%, Class B — 1.74%, Class C — 1.73%, Class I — 0.63%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

2 December 31, 1991 is the inception date for the Class A shares. Class I shares were first offered on July 28, 2003; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

6	Investment Grade Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Investment Grade Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-98	$13,475	$13,475	$16,725

C2	4-1-99	13,414	13,414	16,783

I3,4	11-30-98	14,931	14,931	16,725

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

4 December 31, 1991 is the inception date for the Class A shares. Class I shares were first offered on July 28, 2003; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

Semiannual report | Investment Grade Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2008, with the same investment held until November 30, 2008.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$916.10	$4.85

Class B	1,000.00	912.70	8.44

Class C	1,000.00	912.70	8.44

Class I	1,000.00	917.70	3.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Investment Grade Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2008, with the same investment held until November 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$1,020.00	$5.11

Class B	1,000.00	1,016.20	8.90

Class C	1,000.00	1,016.20	8.90

Class I	1,000.00	1,021.80	3.40

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.01%, 1.76%, 1.76% and 0.67% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Investment Grade Bond Fund	9

Portfolio summary

Portfolio diversification[1]

U.S. government & agency securities	46%	Collateralized mortgage obligations	15%

Bonds	34%	Short-term investments & other	5%

Industry distribution[1]

U.S. government & agencies	46%	Consumer discretionary	2%

Mortgage bonds	16%	Industrials	2%

Financials	15%	Health care	1%

Utilities	4%	Information technology	1%

Telecommunication services	4%	Materials	1%

Consumer staples	3%	Short-term investments & other	3%

Energy	2%

Quality distribution[1]

AAA	57%

AA	8%

A	14%

BBB	15%

BB	1%

Short-term investments & other	5%

1 As a percentage of net assets on November 30, 2008.

10	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-08 (unaudited)

This schedule is divided into six main categories: bonds, preferred stocks, asset backed securities, collateralized mortgage obligations, U.S. government & agency securities and short-term investments. Bonds and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 33.55%					$35,676,930
(Cost $42,473,117)

Agricultural Products 0.19%					205,098

Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350%	04-15-14	BBB–	$270	205,098

Airlines 0.68%					723,191

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A–	108	86,963

Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08-10-22	A–	351	220,878
Sr Pass Thru Ctf Ser 2002-1	6.417	07-02-12	AA	405	295,650

Northwest Airlines, Inc.,
Gtd Pass Thru Ctf	7.027	11-01-19	BBB+	210	119,700

Asset Management & Custody Banks 0.80%					854,420

Northern Trust Co.,
Sub Note	6.500	08-15-18	AA–	125	124,363

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)	5.260	12-31-49	AA	1,130	730,057

Brewers 0.20%					208,605

SABmiller PLC,
Note (S)	6.500	07-15-18	BBB+	235	208,605

Broadcasting & Cable TV 1.10%					1,166,089

Comcast Cable Communications
Holdings, Inc.,
Sr Note	8.375	03-15-13	BBB+	750	749,126

Time Warner Cable, Inc.,
Gtd Sr Note	8.750	02-14-19	BBB+	170	167,008
Gtd Sr Note	6.750	07-01-18	BBB+	285	249,955

Building Products 0.18%					188,466

CRH America, Inc.,
Gtd Note	8.125	07-15-18	BBB+	250	188,466

Casinos & Gaming 0.31%					327,698

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB	315	327,698

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Computer Hardware 0.33%					$349,917

IBM Corp.,
Sr Sub Note	8.000%	10-15-38	A+	$315	349,917

Consumer Finance 1.04%					1,107,702

American Express Credit Co.,
Sr Note Ser C	7.300	08-20-13	A+	360	341,455

CIT Group, Inc.,
Sr Note	5.650	02-13-17	A–	85	48,899
Sr Note	5.000	02-13-14	A–	55	32,800
Sr Note Ser MTN	5.125	09-30-14	A–	75	43,765

Ford Motor Credit Co.,
Sr Note	7.375	10-28-09	CCC+	705	430,447

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	290	210,336

Data Processing & Outsourced Services 0.17%					175,868

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	215	175,868

Diversified Banks 1.86%					1,979,119

Banco Mercantil del Norte SA,
Sub Note (S)	6.862	10-13-21	Baa1	330	201,886

BNP Paribas,
Jr Sub Note (7.195% to 6-25-37
then variable) (S)	7.195	06-29-49	AA–	135	80,985

Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15
then variable) (S)	5.506	12-15-49	A2	370	254,676

HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10
then variable) (S)	9.547	12-29-49	A	500	420,303

Natixis SA,
Sub Bond (10.000% to 4-30-18
then variable) (S)	10.000	04-30-49	BBB+	200	102,867

Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to 9-29-
17 then variable)	7.640	03-31-49	BBB+	200	96,628

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	295	248,104

Wachovia Bank NA,
Sub Note	5.850	02-01-37	A+	235	192,052
Sub Note Ser BKNT	6.600	01-15-38	A+	445	381,618

Diversified Financial Services 3.37%					3,588,435

American General Finance Corp.,
Sr Note Ser MTN	6.900	12-15-17	BBB	220	90,881

Bank of America Corp.,
Sr Note	5.650	05-01-18	AA–	400	370,766

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB	966	922,704

See notes to financial statements

12	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Diversified Financial Services (continued)

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable)	8.400%	04-29-49	A	$365	$215,514
Sr Note	6.875	03-05-38	AA	150	139,259
Sr Note	6.125	05-15-18	AA–	250	228,496

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	220	154,024

General Electric Capital Corp.,
Sr Note	5.625	05-01-18	AAA	510	470,245

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	05-25-20	A	315	246,595

NiSource Finance Corp.,
Gtd Bond	6.800	01-15-19	BBB–	210	153,087

QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17
then variable) (S)	6.797	06-29-49	BBB	340	238,000

Rio Tinto Finance (USA) Ltd.,
Gtd Note	6.500	07-15-18	BBB+	235	161,504

SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17
then variable) (S)	6.078	01-25-49	BBB+	285	197,360

Diversified Metals & Mining 0.12%					124,250

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BBB–	175	124,250

Drug Retail 0.46%					491,757

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302	06-01-37	BBB–	460	253,000
Sr Note	5.750	06-01-17	BBB+	275	238,757

Electric Utilities 3.15%					3,349,550

Commonwealth Edison Co.,
Sec Bond	5.800	03-15-18	BBB+	415	361,726

Constellation Energy Group,
Sr Note	4.550	06-15-15	BBB	520	413,826

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	210	167,254

Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01-15-19	BBB+	200	179,313

Monterrey Power SA de CV,
Sr Sec Bond (S)	9.625	11-15-09	BBB+	388	399,443

Nevada Power Co.,
Mtg Note Ser L	5.875	01-15-15	BBB	220	200,542

Oncor Electric Delivery Co.,
Sr Sec Note	6.375	05-01-12	BBB+	490	464,472

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB–	325	307,582

Southern Power Co.,
Sr Note Ser D	4.875	07-15-15	BBB+	430	367,619

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities (continued)

Virginia Electric & Power Co.,
Sr Note	8.875%	11-15-38	A–	$165	$179,251

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	293	308,522

Electronic Equipment Manufacturers 0.46%					494,386

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	480	494,386

Health Care Equipment 0.16%					171,140

Covidien International Finance SA,
Gtd Sr Note	6.000	10-15-17	A–	185	171,140

Health Care Services 0.41%					435,288

Humana, Inc.,
Sr Note	8.150	06-15-38	BBB	360	282,798

UnitedHealth Group, Inc.,
Sr Note	5.500	11-15-12	A–	160	152,490

Hotels, Resorts & Cruise Lines 0.15%					164,500

Starwood Hotels & Resorts
Worldwide, Inc.,
Sr Note	6.250	02-15-13	BBB–	235	164,500

Industrial Conglomerates 0.55%					585,910

Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02-13-13	A–	500	477,698

Tyco Electronics Group SA,
Gtd Sr Note	6.550	10-01-17	BBB	125	108,212

Industrial Machinery 0.26%					274,455

Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.875	08-15-18	BBB+	300	274,455

Integrated Telecommunication Services 1.83%					1,944,875

AT&T Inc.,
Sr Note	6.700	11-15-13	A	565	562,583
Sr Note	6.400	05-15-38	A	235	192,584

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	202,262
Debenture	6.300	12-15-15	A	390	388,030

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	210	173,250

Telecom Italia Capital,
Gtd Sr Note	7.721	06-04-38	BBB	365	259,150

Verizon Communications, Inc.,
Sr Bond	6.900	04-15-38	A	200	167,016

Investment Banking & Brokerage 2.62%					2,780,826

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	AA–	435	440,395

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	A+	555	355,800
Sr Note	5.125	01-15-15	AA–	390	318,840

See notes to financial statements

14	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Investment Banking & Brokerage (continued)

Jefferies Group, Inc.,
Sr Note	6.450%	06-08-27	BBB+	$145	$97,478

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A–	555	487,496

Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12-29-49	Aa3	440	396,590

Morgan Stanley,
Sr Note Ser F	6.625	04-01-18	A+	825	684,227

Life & Health Insurance 0.45%					483,050

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050	04-20-67	A–	120	49,200

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	A+	350	311,774

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17
then variable) (S)	8.300	10-15-37	BB+	210	122,076

Multi-Line Insurance 0.62%					657,178

AXA SA,
Sub Note (6.379% to 12-14-36
then variable) (S)	6.379	12-14-49	BBB+	155	76,608

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB	210	20,026

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	227,952

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB–	520	332,592

Multi-Media 0.58%					612,505

News America Holdings,
Deb	9.500	07-15-24	BBB+	600	612,505

Multi-Utilities 0.19%					203,360

Sempra Energy,
Sr Bond	8.900	11-15-13	BBB+	205	203,360

Office Services & Supplies 0.23%					242,875

Xerox Corp.,
Sr Note	6.750	02-01-17	BBB	335	242,875
Oil & Gas Exploration & Production 0.28%					294,453

Nexen, Inc.,
Sr Note	5.875	03-10-35	BBB–	210	145,002

Petro-Canada,
Sr Note	6.050	05-15-18	BBB	190	149,451

Oil & Gas Refining & Marketing 0.67%					715,603
Enterprise Products Operating LLP,
Gtd Sr Note, Ser B	5.600	10-15-14	BBB–	385	327,162
Gtd Sr Note	6.500	01-31-19	BBB–	475	388,441

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Oil & Gas Storage & Transportation 1.59%					$1,693,432

Buckeye Partners LP,
Sr Note	5.125%	07-01-17	BBB	$165	135,859

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	115	92,024
Sr Note	5.125	11-15-14	BBB	135	112,841

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	270	232,103

ONEOK Partners LP,
Gtd Sr Note	6.150	10-01-16	BBB	425	372,787

Plains All American Pipeline LP,
Sr Note	6.500	05-01-18	BBB–	165	126,853

Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04-15-18	BBB	185	159,345

TEPPCO Partners LP,
Gtd Sr Note	6.650	04-15-18	BBB–	565	461,620

Packaged Foods & Meats 0.85%					902,073

General Mills, Inc.,
Sr Note	5.200	03-17-15	BBB+	90	81,883

Kraft Foods, Inc.,
Sr Bond	6.125	02-01-18	BBB+	460	424,004
Sr Note	6.000	02-11-13	BBB+	405	396,186

Paper Products 0.18%					188,384

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	240	188,384

Pharmaceuticals 0.46%					488,913

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	A–	385	360,869

Wyeth,
Sr Sub Note	5.500	03-15-13	A+	130	128,044

Property & Casualty Insurance 0.46%					486,194

Chubb Corp.,
Sr Note	5.750	05-15-18	A+	125	108,965

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	320	294,887

Progressive Corp.,
Jr Sub Deb (6.700% to 6-1-17
then variable)	6.700	06-15-37	A–	155	82,342

Publishing 0.24%					254,953

New York Times Co.,
Sr Note	4.500	03-15-10	BB–	330	254,953

Railroads 0.56%					597,889

Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03-15-18	BBB	285	259,853

CSX Corp.,
Sr Note	5.500	08-01-13	BBB–	365	338,036

See notes to financial statements

16	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Real Estate Management & Development 1.52%					$1,612,252

Chelsea Property Group,
Note	6.000%	01-15-13	A–	$385	312,651

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	245	162,111

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	135	86,764

Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB–	230	210,232

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	481,735

ProLogis,
Sr Sec Note	6.625	05-15-18	BBB–	290	116,813

Simon Property Group LP,
Sr Note	5.625	08-15-14	A–	320	241,946
Retail 0.13%					142,124

Macy’s Retail Holdings, Inc.,
Gtd Note	7.875	07-15-15	BBB–	210	142,124
Soft Drinks 0.68%					726,171

Bottling Group LLC,
Gtd Sr Note	6.950	03-15-14	A	205	214,701

Coca Cola Enterprises, Inc.,
Note	7.375	03-03-14	A	245	254,827

Pepsico, Inc.,
Sr Note	7.900	11-01-18	A+	230	256,643
Specialized Finance 0.48%					510,768

American Honda Finance Corp.,
Note (S)	7.625	10-01-18	A+	370	375,768

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	A+	300	135,000
Specialized REIT’s 0.17%					179,547

Plum Creek Timberlands LP,
Gtd Note	5.875	11-15-15	BBB–	210	179,547
Specialty Chemicals 0.18%					192,202

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	230	192,202
Steel 0.11%					122,189

Commercial Metals Co.,
Sr Note	7.350	08-15-18	BBB	170	122,189
Tobacco 1.14%					1,215,007

Altria Group Inc.,
Gtd Sr Note	9.950	11-10-38	BBB	410	406,082
Gtd Sr Note	8.500	11-10-13	BBB	475	476,842

Philip Morris International, Inc.,
Sr. Note	5.650	05-16-18	A	370	332,083

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	17

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Wireless Telecommunication Services 1.38%					$1,464,263

America Movil SA de CV,
Sr Sec Note	5.750%	01-15-15	BBB+	$250	223,750

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06-15-35	Baa2	765	618,686

Verizon Wireless,
Sr Note	8.500	11-15-18	A	415	418,730
Sr Note	7.375	11-15-13	A	205	203,097

		Credit
Issuer, description		rating (A)		Shares	Value

Preferred stocks 0.22%					$228,673
(Cost $319,375)

Investment Banking & Brokerage 0.22%					228,673

Merrill Lynch & Co., Inc.,
8.625%, Ser MER		BBB+		12,775	228,673

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset backed securities 1.27%					$1,349,964
(Cost $1,930,099)

Domino’s Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261%	04-25-37	AA	$495	346,110

Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	1.755	11-25-35	AAA	431	145,416
Ser 2005-7N Class 1A1B (P)	1.695	12-25-35	AAA	303	107,971
Ser 2006-2N Class 1A2 (P)	1.735	02-25-46	AAA	458	148,183

Renaissance Home Equity Loan Trust,
Ser 2005-2 Class AF3	4.499	08-25-35	AAA	230	222,323
Ser 2005-2 Class AF4	4.934	08-25-35	AAA	420	379,961

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations 14.77%					$15,708,974
(Cost $25,655,288)

American Home Mortgage Assets,
Ser 2006-6 Class XP IO	1.930%	12-25-46	BBB	$6,357	206,604
Ser 2007-5 Class XP IO	2.460	06-25-47	AAA	4,573	240,084

American Home Mortgage
Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05-25-47	AAA	3,725	203,693

American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04-15-37	BBB	420	366,696

Banc of America Commercial
Mortgage, Inc.,
Ser 2005-4 Class A5A	4.933	07-10-45	AAA	1,500	1,093,115
Ser 2005-6 Class A4 (P)	5.352	09-10-47	AAA	560	411,059
Ser 2006-3 Class A4	5.889	07-10-44	AAA	700	490,887

See notes to financial statements

18	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Collateralized mortgage obligations (continued)

Banc of America Funding Corp.,
Ser 2006-B Class 6A1	5.886%	03-20-36	A	$540	$401,827
Ser 2007-E Class 4A1	5.850	07-20-47	AAA	259	170,428

Bear Stearns Commercial Mortgage
Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12-11-38	A	320	56,985

Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1	1.615	08-25-36	AAA	272	101,063

Chaseflex Trust,
Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	548	471,941

Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.839	12-25-35	AAA	421	221,008
Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	255	207,265

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Ser 2005-CD1 Class C (P)	5.399	07-15-44	AA	185	44,801

Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.188	11-20-35	AAA	4,782	143,461
Ser 2006-0A12 Class X IO	1.018	09-20-46	AAA	8,388	325,045
Ser 2007-25 Class 1A2	6.500	11-25-37	AAA	736	351,561

Crown Castle Towers LLC,
Ser 2006-1A Class E (S)	6.065	11-15-36	Baa3	375	259,275

DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06-20-31	AA	515	415,476

DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08-19-45	AAA	4,415	107,620

First Horizon Alternative
Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.214	12-25-34	AA	776	80,779
Ser 2006-AA2 Class B1 (G)(P)	6.135	05-25-36	AA	184	11,168

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	239,732
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	225,949

GMAC Commercial Mortgage
Securities, Inc.,
Ser 2003-C2 Class B (P)	5.683	05-10-40	AAA	955	783,488

GMAC Mortgage Corp. Loan Trust,
Ser 2006-AR1 Class 2A1 (P)	5.632	04-19-36	AAA	323	210,868

Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	1.675	06-25-45	AAA	82	28,671
Ser 2005-AR4 Class 4A2 (P)	1.755	10-25-45	AAA	372	114,476
Ser 2006-AR1 Class A2A (P)	1.765	02-25-36	AAA	611	243,984

Greenwich Capital Commercial
Funding Corp.,
Ser 2007-GG9 Class C	5.554	03-10-39	AA	230	40,556
Ser 2007-GG9 Class F	5.633	03-10-39	A	130	19,811

GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (G)(P)	4.523	08-25-34	AA	317	118,536
Ser 2006-AR1 Class 3A1 (P)	5.366	01-25-36	AAA	797	537,133

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Collateralized mortgage obligations (continued)

HarborView Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	1.804%	01-19-36	AAA	$210	$73,855
Ser 2005-8 Class 1X IO	0.544	09-19-35	AAA	3,358	45,651
Ser 2006-SB1 Class A1A (P)	3.329	12-19-36	AAA	434	159,386

Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	216	91,219
Ser 2005-AR18 Class 1X IO	1.750	10-25-36	AAA	6,927	160,015
Ser 2005-AR18 Class 2X IO	1.520	10-25-36	AAA	9,717	78,712
Ser 2005-AR5 Class B1 (P)	5.431	05-25-35	AA	289	40,717
Ser 2006-AR19 Class 1B1 (P)	6.322	08-25-36	CCC	234	15,800

JPMorgan Chase Commercial Mortgage
Security Corp.,
Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	688,241
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,000	240,183

JPMorgan Mortgage Trust,
Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	437	396,363
Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	432	352,944
Ser 2006-A7 Class 2A5 (P)	5.799	01-25-37	Caa1	539	140,668

Merrill Lynch/Countrywide Commercial
Mtg. Trust,
Ser 2006-2 Class A4 (P)	6.104	06-12-46	AAA	735	522,136

MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1	5.934	09-25-37	AA	195	90,327
Ser 2007-3 Class M2	5.934	09-25-37	A	75	60,286
Ser 2007-3 Class M3	5.934	09-25-37	BBB	50	34,837

Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.378	11-14-42	AAA	520	378,708
Ser 2006-IQ12 Class E	5.538	12-15-43	A+	310	55,857

Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.815	05-25-35	AA	209	67,012

Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.952	12-25-35	AAA	411	269,850
Ser 2007-QS10 Class A1	6.500	09-25-37	B+	453	216,221
Ser 2007-QS11 Class A1	7.000	10-25-37	B+	374	190,295

Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07-25-36	B	515	246,297

Structured Asset Securities Corp.,
Ser 2003-6A Class B1 (P)	5.261	03-25-33	AA	320	243,115

Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	279	189,107
Ser 2005-AR13 Class B1 (P)	1.995	10-25-45	AA+	517	129,209
Ser 2005-AR19 Class A1B3 (P)	1.745	12-25-45	AAA	148	60,264
Ser 2005-AR19 Class B1 (P)	2.095	12-25-45	AA+	300	74,876
Ser 2005-AR4 Class 1A1B (P)	3.419	05-25-46	AAA	373	121,195
Ser 2005-AR4 Class B1 (P)	4.669	04-25-35	AA	962	420,358
Ser 2005-AR6 Class B1 (P)	1.995	04-25-45	AA+	582	87,280
Ser 2007-0A4 Class XPPP IO	0.480	04-25-47	Aaa	8,946	83,873
Ser 2007-0A5 Class 1XPP IO	0.480	06-25-47	Aaa	20,806	195,056
Ser 2007-0A5 Class 2XPP IO	0.570	06-25-47	AAA	24,407	183,050
Ser 2007-0A6 Class 1XPP IO	0.430	07-25-47	Aaa	12,051	109,210
Ser 2007-1 Class B1	6.212	02-25-37	CCC	271	22,510

See notes to financial statements

20	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Collateralized mortgage obligations (continued)

Wells Fargo Mortgage Backed
Securites Trust,
Ser 2006-AR15 Class A3 (P)	5.660%	10-25-36	Baa1	$586	$229,246

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government & agency securities 46.46%					$49,397,962
(Cost $48,030,996)

U.S. Government 10.69%					11,367,107

United States Treasury,
Bond	5.000%	05-15-37	AAA	$895	1,127,840
Bond	4.375	02-15-38	AAA	850	984,739
Note	4.000	08-15-18	AAA	2,515	2,741,742
Note	3.875	05-15-18	AAA	3,320	3,583,784
Note	3.750	11-15-18	AAA	2,400	2,561,625
Note	2.000	07-15-14	AAA	412	367,377

U.S. Government Agency 35.77%					38,030,855

Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	6.000	08-15-32	AAA	1,613	1,639,539
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	2,691	2,752,907
30 Yr Pass Thru Ctf	6.000	08-01-38	AAA	2,381	2,435,812
30 Yr Pass Thru Ctf	5.500	07-01-38	AAA	2,051	2,082,894
30 Yr Pass Thru Ctf	5.500	07-01-38	AAA	1,905	1,934,932

Federal National Mortgage Assn.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	03-01-14	AAA	2	1,915
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	06-01-14	AAA	11	10,424
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	1,700	1,740,384
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	822	841,500
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,036	1,054,726
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,122	2,160,689
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	2,093	2,129,845
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	1,730	1,760,079
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	1,441	1,466,163
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	784	798,068
30 Yr Pass Thru Ctf	5.500	06-01-38	AAA	2,309	2,349,627
30 Yr Pass Thru Ctf	5.500	07-01-38	AAA	1,248	1,270,302
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	2,116	2,136,201
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	972	978,859
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	2,503	2,521,381
30 Yr Pass Thru Ctf	5.000	05-01-38	AAA	1,998	2,012,415
30 Yr Pass Thru Ctf	5.000	05-01-38	AAA	273	275,021
Note	5.125	04-15-11	AAA	1,190	1,251,015
Note	3.500	06-18-10	AAA	1,675	1,685,866

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	39	38,820

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	138,782
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	110	74,679
Sub Bond Ser 2006-1A Class E (S)	6.174	11-15-36	Baa3	665	488,010

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 2.52%		$2,684,000
(Cost $2,684,000)

Joint Repurchase Agreement 2.52%		2,684,000

Joint Repurchase Agreement with Barclays PLC dated 11-28-08
at 0.15% to be repurchased at $787,013 on 12-01-08,
collateralized by $781,248 U.S. Treasury Inflation Index Note,
3.625%, due 10-31-09 (valued at $802,740, including interest).	$2,684	2,684,000

Total investments (Cost $121,092,875)† 98.79%		$105,046,503

Other assets and liabilities, net 1.21%		$1,285,062

Total net assets 100.00%		$106,331,565

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,644,696 or 8.130% of the net assets of the Fund as of November 30, 2008.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $121,466,492. Net unrealized depreciation aggregated $16,419,989, of which $2,495,457 related to appreciated investment securities and $18,915,446 related to depreciated investment securities.

The Fund has the following financial futures contracts open on November 30, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	50	Short	MAR 2009	$151,307

See notes to financial statements

22	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $121,092,875)	$105,046,503
Cash collateral at broker for future contracts	165,000
Receivable for shares sold	76,181
Interest receivable	1,263,148
Receivable from affiliates	30,816
Other assets	21,077

Total assets	106,602,725

Liabilities

Due to custodian	73,906
Payable for shares repurchased	103,156
Dividends payable	138
Payable for futures variation margin (Note 2)	29,688
Payable to affiliates
Management fees	33,655
Distribution and service fees	29,478
Other	1,139

Total liabilities	271,160

Net assets

Capital paid-in	129,882,485
Accumulated net realized loss on investments	(7,380,201)
Net unrealized depreciation of investments and financial futures contracts	(16,197,679)
Accumulated net investment income	26,960

Net assets	$106,331,565

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($92,037,675 ÷ 10,839,813 shares)	$8.49
Class B ($5,784,138 ÷ 681,197 shares)[1]	$8.49
Class C ($8,335,716 ÷ 981,768 shares)[1]	$8.49
Class I ($174,036 ÷ 20,497 shares)	$8.49

Maximum offering price per share

Class A ($8.49 ÷ 95.5%)[2]	$8.89

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,493,030
Dividends	15,993
Income from affiliated issuers	14,477
Securities lending	14,086

Total investment income	3,537,586

Expenses

Investment management fees (Note 5)	224,698
Distribution and service fees (Note 5)	192,984
Transfer agent fees (Note 5)	84,280
Accounting and legal services fees (Note 5)	8,202
Blue sky fees	28,333
Custodian fees	22,875
Professional fees	19,052
Printing fees	17,648
Trustees’ fees	2,900
Miscellaneous	16,976

Total expenses	617,948
Less expense reductions (Note 5)	(84)

Net expenses	617,864

Net investment income	2,919,722

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(499,019)
Financial futures contracts	(114,708)
(613,727)
Change in net unrealized appreciation (depreciation) of
Investments	(11,947,320)
Financial futures contracts	(128,177)
(12,075,497)
Net realized and unrealized loss	(12,689,224)

Decrease in net assets from operations	($9,769,502)

[1] Semiannual period from 6-1-08 to 11-30-08.

See notes to financial statements

24	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-08	11-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$5,984,977	$2,919,722
Net realized gain (loss)	799,463	(613,727)
Change in net unrealized appreciation (depreciation)	(2,509,350)	(12,075,497)

Increase (decrease) in net assets resulting from operations	4,275,090	(9,769,502)
Distributions to shareholders
From net investment income
Class A	(5,371,954)	(2,707,485)
Class B	(340,127)	(148,295)
Class C	(311,154)	(187,047)
Class I	(4,406)	(3,927)
	(6,027,641)	(3,046,754)
From Fund share transactions (Note 6)	(4,146,188)	2,489,101

Total decrease	(5,898,739)	(10,327,155)

Net assets
Beginning of period	122,557,459	116,658,720

End of period[2]	$116,658,720	$106,331,565

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Includes accumulated net investment income of $153,992 and $26,960, respectively.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[2]

Per share operating performance
Net asset value, beginning of period	$10.47	$9.92	$10.06	$9.52	$9.67	$9.53
Net investment income[3]	0.40	0.39	0.42	0.46	0.49	0.25
Net realized and unrealized gain
(loss) on investments	(0.50)	0.18	(0.51)	0.16	(0.13)	(1.04)
Total from investment operations	(0.10)	0.57	(0.09)	0.62	0.36	(0.79)
Less distributions
From net investment income	(0.45)	(0.43)	(0.45)	(0.47)	(0.50)	(0.25)
Net asset value, end of period	$9.92	$10.06	$9.52	$9.67	$9.53	$8.49
Total return (%)[4]	(0.97)	5.79[5]	(0.96)[5]	6.63[5]	3.72[5]	(8.39)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$144	$136	$116	$108	$102	$92
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.03	1.04	1.04	1.06	0.99	1.01[7]
Expenses net of all fee waivers	1.03	1.03	1.00	0.97	0.99	1.01[7]
Expenses net of all fee waivers
and credits	1.03	1.03	1.00	0.97	0.98	1.01[7]
Net investment income	3.92	3.86	4.25	4.76	5.08	5.29[7]
Portfolio turnover (%)	312	222	160	105	99	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

26	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[2]

Per share operating performance
Net asset value, beginning of period	$10.47	$9.92	$10.06	$9.52	$9.67	$9.53
Net investment income[3]	0.32	0.32	0.34	0.39	0.42	0.21
Net realized and unrealized gain
(loss) on investments	(0.50)	0.17	(0.50)	0.16	(0.14)	(1.03)
Total from investment operations	(0.18)	0.49	(0.16)	0.55	0.28	(0.82)
Less distributions
From net investment income	(0.37)	(0.35)	(0.38)	(0.40)	(0.42)	(0.22)
Net asset value, end of period	$9.92	$10.06	$9.52	$9.67	$9.53	$8.49
Total return (%)[4]	(1.71)	5.01[5]	(1.70)[5]	5.84[5]	2.95[5]	(8.73)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$33	$22	$13	$8	$7	$6
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.78	1.79	1.79	1.81	1.74	1.76[7]
Expenses net of all fee waivers	1.78	1.78	1.75	1.72	1.74	1.76[7]
Expenses net of all fee waivers
and credits	1.78	1.78	1.75	1.72	1.73	1.76[7]
Net investment income	3.17	3.12	3.47	4.01	4.33	4.54[7]
Portfolio turnover (%)	312	222	160	105	99	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[2]

Per share operating performance
Net asset value, beginning of period	$10.47	$9.92	$10.06	$9.52	$9.67	$9.53
Net investment income[3]	0.32	0.32	0.35	0.39	0.42	0.21
Net realized and unrealized gain
(loss) on investments	(0.50)	0.17	(0.51)	0.16	(0.14)	(1.03)
Total from investment operations	(0.18)	0.49	(0.16)	0.55	0.28	(0.82)
Less distributions
From net investment income	(0.37)	(0.35)	(0.38)	(0.40)	(0.42)	(0.22)
Net asset value, end of period	$9.92	$10.06	$9.52	$9.67	$9.53	$8.49
Total return (%)[4]	(1.71)	5.00[5]	(1.70)[5]	5.84[5]	2.95[5]	(8.73)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$10	$8	$7	$6	$8	$8
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.78	1.79	1.79	1.81	1.73	1.76[7]
Expenses net of all fee waivers	1.78	1.78	1.75	1.72	1.73	1.76[7]
Expenses net of all fee waivers
and credits	1.78	1.78	1.75	1.72	1.73	1.76[7]
Net investment income	3.17	3.12	3.50	4.01	4.34	4.56[7]
Portfolio turnover (%)	312	222	160	105	99	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

28	Investment Grade Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04[1,2]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[3]

Per share operating performance
Net asset value, beginning of period	$10.17	$9.92	$10.06	$9.52	$9.67	$9.53
Net investment income[4]	0.46	0.44	0.47	0.50	0.53	0.26
Net realized and unrealized gain
(loss) on investments	(0.29)	0.17	(0.51)	0.16	(0.14)	(1.03)
Total from investment operations	0.17	0.61	(0.04)	0.66	0.39	(0.77)
Less distributions
From net investment income	(0.42)	(0.47)	(0.50)	(0.51)	(0.53)	(0.27)
Net asset value, end of period	$9.92	$10.06	$9.52	$9.67	$9.53	$8.49
Total return (%)[5]	2.34	6.23	(0.51)	7.00	4.08	(8.23)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.48[8]	0.49	0.62	0.62	0.63	0.67[8]
Expenses net of all fee waivers	0.48[8]	0.49	0.62	0.62	0.63	0.67[8]
Expenses net of all fee waivers
and credits	0.48[8]	0.49	0.62	0.62	0.63	0.67[8]
Net investment income	4.59[8]	4.40	4.85	5.10	5.45	5.72[8]
Portfolio turnover (%)	312[5]	222	160	105	99	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 7-28-03.

3 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Investment Grade Bond Fund	29

Notes to financial statements (unaudited)

Note 1

Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

30	Investment Grade Bond Fund | Semiannual report

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$228,673	($151,307)

Level 2 — Other Significant Observable Inputs	102,109,736	—

Level 3 — Significant Unobservable Inputs	2,708,094	—
Total	$105,046,503	($151,307)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$3,701,324	—

Accrued discounts/premiums	2,139	—

Realized gain (loss)	49,233	—

Change in unrealized appreciation (depreciation)	(660,043)	—

Net purchases (sales)	(973,813)	—

Transfers in and/or out of Level 3	589,254	—
Balance as of November 30, 2008	$2,708,094	—

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase

Semiannual report | Investment Grade Bond Fund	31

and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no oustanding borrowings under the line of credit for the period ended November 30, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower is unable to return the securities loaned upon sale of security and/or other Fund’s instruction because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral and could prevent Fund from voting on proxy statements. The Fund may receive compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

32	Investment Grade Bond Fund | Semiannual report

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $6,448,402 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2012 — $628,121, May 31, 2013 —$2,017,761, May 31, 2014 — $1,220,926, May 31, 2015 — $2,581,594. Net capital losses of $9,937 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on June 1, 2008, the first day of the Fund’s next taxable year.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash

Semiannual report | Investment Grade Bond Fund	33

flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $6,027,641. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Risk and uncertainties

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Note 4

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5

Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000. The effective management fee rate is 0.40% of the Fund’s average managed assets for the period ended November 30, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

34	Investment Grade Bond Fund | Semiannual report

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2008, JH Funds received net up-front sales charges of $27,418 with regard to sales of Class A shares. Of this amount, $3,383 was retained and used for printing prospectuses, advertising, sales lit erature and other purposes, $17,652 was paid as sales commissions to unrelated broker-deal ers and $6,383 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2008, CDSCs received by JH Funds amounted to $11,335 for Class B shares and $1,337 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

•The Fund pays a monthly transfer agent  fee at an annual rate of 0.015% for all Classes based on each class’s average daily net assets.

•The Fund pays a monthly feebased on an annual rate of $17.50 per shareholder account.

•In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended November 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $84 for transfer agent credits earned.

Class level expenses for the period ended November 30, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$122,699	$73,696
Class B	31,155	4,679
Class C	39,130	5,872
Class I	—	33
Total	$192,984	$84,280

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $8,202 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund.

Semiannual report | Investment Grade Bond Fund	35

The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2008, and the period ended November 30, 2008, along with the corresponding dollar value.

		Year ended 5-31-08	Period ended 11-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	875,709	$8,531,880	1,087,337	$9,969,110
Distributions reinvested	476,341	4,618,624	261,581	2,356,257
Repurchased	(1,831,667)	(17,737,641)	(1,207,678)	(11,030,049)
Net increase (decrease)	(479,617)	($4,587,137)	141,240	$1,295,318

Class B shares

Sold	139,221	$1,354,078	119,288	$1,063,859
Distributions reinvested	27,767	269,247	10,587	96,286
Repurchased	(296,353)	(2,870,029)	(180,865)	(1,658,231)
Net decrease	(129,365)	($1,246,704)	(50,990)	($498,086)

Class C shares

Sold	339,277	$3,294,825	292,231	$2,605,542
Distributions reinvested	20,880	202,467	14,162	127,968
Repurchased	(189,218)	(1,834,640)	(126,146)	(1,132,384)
Net increase	170,939	$1,662,652	180,247	$1,601,126

Class I shares

Sold	2,139	$20,670	9,450	$86,931
Distributions reinvested	456	4,406	511	3,909
Repurchased	(8)	(75)	(12)	(97)
Net increase	2,587	$25,001	9,949	$90,743

Net increase (decrease)	(435,456)	($4,146,188)	280,446	$2,489,101

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

Note 7

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2008, aggregated $39,336,890 and $53,602,967, respectively.

36	Investment Grade Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement: John Hancock
Investment Grade Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Investment Grade Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Investment Grade Bond Fund	37

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of its benchmark index, the Lehman Brothers Aggregate Bond Index, as was the Peer Group and Category medians. The Board noted that, although generally competitive, the performance of the Fund for the 3- and 5-year periods was lower than the performance of the Category and Peer Group medians. The Board also noted that the Fund’s performance was lower than the performance of the Category median, but higher than the performance of the Peer Group median for the 1-year period. The Board viewed favorably that the Fund’s performance for the 10-year period was higher than the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was not appreciably higher than the Category median and was lower than the Peer Group median. The Board noted that the Fund’s Net Expense Ratio was higher than the Category median but not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the

38	Investment Grade Bond Fund | Semiannual report

Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Investment Grade Bond Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Web site	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

40	Investment Grade Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	550SA 11/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/09

John Hancock

MUTUAL FUNDS

John Hancock

Government Income Fund

Semiannual Report

11.30.08

A look at performance

For the period ended November 30, 2008

		Average annual returns (%)				Cumulative total returns (%)					SEC 30- day yield (%) as of 11-30-08
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	9-30-94	–1.12	2.70	3.98	—	–3.33	–1.12	14.27	47.72	—	3.39

B	2-23-88	–2.16	2.53	3.85	—	–4.08	–2.16	13.33	45.88	—	2.81

C	4-1-99	1.79	2.88	—	3.98	–0.12	1.79	15.26	—	45.81	2.79

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until September 30, 2009. The net expenses are as follows: Class A — 1.04%, Class B — 1.80%, Class C —1.79%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.10%, Class B — 1.86%, Class C — 1.85%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Government Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Government Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Government Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-98	$14,588	$14,588	$17,620

C2	4-1-99	14,581	14,581	17,872

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.

Semiannual report | Government Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2008 with the same investment held until November 30, 2008.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$1,012.50	$5.85

Class B	1,000.00	1,008.70	9.62

Class C	1,000.00	1,008.70	9.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Government Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2008, with the same investment held until November 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$1,019.30	$5.87

Class B	1,000.00	1,015.50	9.65

Class C	1,000.00	1,015.50	9.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.91% and 1.91% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Government Income Fund	9

Portfolio summary

Portfolio diversification[1]

U.S. government agencies	73%	Collateralized mortgage obligations	3%

U.S. government	19%	Short-term investments & other	5%

Quality distribution[1]

AAA	94%

BB & B	1%

Short-term investments & other	5%

1 As a percentage of net assets on November 30, 2008.

10	Government Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-08 (unaudited)

This schedule is divided into four main categories: asset backed securities, collateralized mortgage obligations, U.S. government & agency securities and short-term investments. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset backed securities 0.46%					$1,759,557

(Cost $3,452,514)

Asset Backed Securities 0.46%					1,759,557

Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N
Class 3A2 (P)	1.755%	11-25-35	AAA	$1,412	476,726
Mtg Pass Thru Ctf Ser 2005-7N
Class 1A1B (P)	1.695	12-25-35	AAA	919	327,396
Mtg Pass Thru Ctf Ser 2006-2N
Class 1A2 (P)	1.735	02-25-46	AAA	2,950	955,435

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations 2.62%					$9,986,490

(Cost $14,245,304)

Collateralized Mortgage Obligations 2.62%					9,986,490

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO	Zero	06-25-47	AAA	$13,953	732,533

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO	2.078%	05-25-47	AAA	10,932	597,843

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.850	07-20-47	AAA	802	527,262

Bear Stearns Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	1.615	08-25-36	AAA	882	327,772

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ser 2005-59
Class 2X IO	3.188	11-20-35	AAA	10,796	323,891
Mtg Pass Thru Ser 2007-25 Class 1A2	6.500	11-25-37	AAA	2,427	1,159,721

See notes to financial statements

Semiannual report | Government Income Fund	11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations (continued)

Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1
Class A3 (P)	1.675%	06-25-45	AAA	$248	$86,393
Mtg Pass Thru Ctf Ser 2005-AR4
Class 4A2 (P)	1.755	10-25-45	AAA	1,129	346,957
Mtg Pass Thru CtfSer 2006-AR1
Class A2A (P)	1.765	02-25-36	AAA	1,849	737,877

HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-16
Class 2A1B (P)	1.804	01-19-36	AAA	635	223,400
Mtg Pass Thru Ctf Ser 2006-SB1
Class A1A (P)	3.329	12-19-36	AAA	1,313	481,835

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	Zero	10-25-36	AAA	21,906	506,019
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO	Zero	10-25-36	AAA	22,866	185,214

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2007-QS10
Class A1	6.500	09-25-37	B+	1,415	676,219
Mtg Pass Thru Ctf Ser 2007-QS11
Class A1	7.000	10-25-37	B+	1,184	601,862

Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	B	1,443	689,632

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class 1A1B (P)	3.419	05-25-46	AAA	1,159	376,805
Mtg Pass Thru Ctf Ser 2005-AR6
Class B1 (P)	1.995	04-25-45	AA+	1,734	260,106
Mtg Pass Thru Ctf Ser 2005-AR13
Class B1 (P)	1.995	10-25-45	AA+	1,568	392,084
Mtg Pass Thru Ctf Ser 2005-AR19
Class A1B3 (P)	1.745	12-25-45	AAA	461	187,563
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO	Zero	06-25-47	AAA	75,400	565,502

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government & agency securities 92.01%					$350,342,807

(Cost $343,409,513)

U.S. Government 18.78%					71,519,261

United States Treasury,
Bond	9.000%	11-15-18	AAA	$5,000	7,371,875
Bond	8.750	08-15-20	AAA	6,065	8,960,091
Bond	5.000	05-15-37	AAA	6,310	7,951,584
Inflation Indexed Note TIPS (D)	3.875	04-15-29	AAA	1,564	1,724,233
Inflation Indexed Note TIPS (D)	2.375	04-15-11	AAA	3,087	2,902,002
Inflation Indexed Note TIPS (D)	1.875	07-15-13	AAA	10,722	9,695,276
Note	5.500	05-15-09	AAA	2,700	2,759,908
Note	4.500	05-15-17	AAA	7,500	8,404,688
Note	4.000	08-15-18	AAA	15,000	16,352,340
Note	3.875	05-15-18	AAA	5,000	5,397,265

See notes to financial statements

12	Government Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency 73.23%					$278,823,546

Federal Home Loan Bank,
Bond	4.750%	12-16-16	AAA	$12,000	12,436,663
Bond	3.625	12-17-10	AAA	5,000	5,107,575

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	200	205,699
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	836	853,631
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	412	467,286
30 Yr Pass Thru Ctf	6.000	08-15-32	AAA	4,310	4,381,099
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	531	543,831
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	9,909	10,138,869
Note	5.250	04-18-16	AAA	12,000	12,927,246
Note	2.875	06-28-10	AAA	10,000	10,074,210

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	7	6,752
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	190	198,275
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	5,683	5,795,521
15 Yr Pass Thru Ctf	5.000	02-13-17	AAA	13,000	13,629,533
15 Yr Pass Thru Ctf	5.000	05-01-23	AAA	20,409	20,652,696
15 Yr Pass Thru Ctf	5.000	06-01-23	AAA	13,014	13,169,567
15 Yr Pass Thru Ctf	4.750	03-12-10	AAA	5,000	5,168,106
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	15	16,580
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	201	218,707
30 Yr Pass Thru Ctf	6.500	12-25-23	AAA	5,032	5,244,552
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	3,883	3,996,140
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	7,753	7,978,607
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	9,064	9,327,741
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	3,074	3,163,726
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	5,616	5,750,834
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	2,974	3,044,378
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	9,024	9,238,194
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	9,047	9,206,636
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	18,505	18,831,290
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	9,534	9,701,991
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	6,645	6,762,507
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	7,384	7,513,803
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	9,433	9,599,598
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	9,291	9,455,151
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	7,179	7,305,961
30 Yr Pass Thru Ctf	5.500	06-01-38	AAA	18,299	18,621,676
30 Yr Pass Thru Ctf	5.500	10-01-38	AAA	3,995	4,065,845
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	12,350	12,467,386

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	207	207,218
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	51	57,509
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	295	339,590
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	917	951,367

See notes to financial statements

Semiannual report | Government Income Fund	13

F I N A N C I A L  S T A T E M E N T S

	Par value
Issuer	(000)	Value

Short-term investments 4.14%		$15,741,000
(Cost $15,741,000)

Joint Repurchase Agreement 4.14%		15,741,000

Joint Repurchase Agreement with Barclays PLC dated 11-28-08 at 0.15%
to be repurchased at $15,741,262 on 12-1-08, collateralized by
$15,625,954 U.S. Treasury Note, 3.625% on 10-31-09 (valued at
$16,055,820 including interest).	15,741	15,741,000

Total investments (Cost $376,848,331)† 99.23%		$377,829,854

Other assets and liabilities, net 0.77%		$2,939,093

Total net assets 100.00%		$380,768,947

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest only (carries notional principal amount)

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $377,826,278. Net unrealized appreciation aggregated $3,576, of which $10,045,346 related to appreciated investment securities and $10,041,770 related to depreciated investment securities.

The Fund has the following financial futures contracts open on November 30, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	281	Short	MAR 2009	($605,227)

See notes to financial statements

14	Government Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $376,848,331)	$377,829,854
Cash collateral at broker for future contracts	660,000
Receivable for investments sold	3,967
Receivable for shares sold	705,396
Interest receivable	2,756,369
Receivable from affiliates	106,572

Total assets	382,062,158

Liabilities

Due to custodian	263,530
Payable for shares repurchased	329,108
Dividends payable	258
Payable for futures variation margin (Note 2)	119,174
Payable to affiliates
Management fees	225,962
Distribution and service fees	98,847
Other	161,354
Other payables and accrued expenses	94,978

Total liabilities	1,293,211

Net assets

Capital paid-in	420,722,607
Accumulated net realized loss on investments	(39,740,519)
Net unrealized appreciation of investments and financial futures contracts	376,296
Accumulated distributions in excess of net investment income	(589,437)

Net assets	$380,768,947

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($332,972,058 ÷ 36,986,465 shares)	$9.00
Class B ($21,622,863 ÷ 2,402,106 shares)[1]	$9.00
Class C ($26,174,026 ÷ 2,907,364 shares)[1]	$9.00

Maximum offering price per share

Class A ($9.00 ÷ 95.5%)[2]	$9.42

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Government Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$9,360,854
Income from affiliated issuers	21,110
Securities lending	20,825

Total investment income	9,402,789

Expenses

Investment management fees (Note 5)	1,069,546
Distribution and service fees (Note 5)	563,872
Transfer agent fees (Note 5)	273,458
Accounting and legal services fees (Note 5)	25,740
Blue sky fees	143,463
Custodian fees	36,600
Professional fees	32,955
Printing fees	25,803
Trustees’ fees	9,333
Miscellaneous	95,127

Total expenses	2,275,897
Less expense reductions (Note 5)	(100,044)

Net expenses	2,175,853

Net investment income	7,226,936

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,370,346
Financial futures contracts	(3,549,418)
Options written	(471,254)
(1,650,326)
Change in net unrealized appreciation (depreciation) of
Investments	(83,927)
Financial futures contracts	(512,707)
(596,634)
Net realized and unrealized loss	(2,246,960)

Increase in net assets from operations	$4,979,976

1 Semiannual period from 6-1-08 to 11-30-08.

See notes to financial statements

16	Government Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-08	11-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$15,804,779	$7,226,936
Net realized gain (loss)	4,861,928	(1,650,326)
Change in net unrealized appreciation (depreciation)	4,073,657	(596,634)
Increase in net assets resulting from operations	24,740,364	4,979,976
Distributions to shareholders
From net investment income
Class A	(15,102,215)	(7,116,642)
Class B	(691,190)	(331,733)
Class C	(314,288)	(266,304)
	(16,107,693)	(7,714,679)
From Fund share transactions (Note 5)	(3,294,359)	34,399,821

Total increase	5,338,312	31,665,118

Net assets

Beginning of period	343,765,517	349,103,829
End of period[2]	$349,103,829	$380,768,947

1 Semiannual period from 6-1-08 to 11-30-08.

2 Includes accumulated distributions in excess of net investment income of ($101,694) and ($589,437), respectively.

See notes to financial statements

Semiannual report | Government Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-088[2]

Per share operating performance

Net asset value, beginning of period	$9.82	$9.16	$9.26	$8.79	$8.87	$9.09
Net investment income[3]	0.30	0.33	0.36	0.41	0.41	0.19
Net realized and unrealized gain
(loss) on investments	(0.61)	0.15	(0.45)	0.09	0.23	(0.08)
Total from investment operations	(0.31)	0.48	(0.09)	0.50	0.64	0.11
Less distributions
From net investment income	(0.35)	(0.38)	(0.38)	(0.42)	(0.42)	(0.20)
Total distributions	—	—	—	—	(0.42)	(0.20)
Net asset value, end of period	$9.16	$9.26	$8.79	$8.87	$9.09	$9.00
Total return (%)[4,5]	(3.13)	5.31	(0.99)	5.76	7.30	1.25[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$456	$415	$349	$320	$322	$333
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.17	1.12	1.12	1.10	1.10	1.22[7]
Expenses net of all fee waivers	1.07	1.07	1.08	1.05	1.04	1.16[7]
Expenses net of all fee waivers
and credits	1.07	1.07	1.08	1.05	1.04	1.16[7]
Net investment income	3.20	3.57	4.00	4.64	4.53	4.18[7]
Portfolio turnover (%)	411	316	209	168	154	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	Government Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-088[2]

Per share operating performance

Net asset value, beginning of period	$9.82	$9.16	$9.26	$8.79	$8.87	$9.09
Net investment income[3]	0.23	0.26	0.29	0.34	0.34	0.15
Net realized and unrealized gain
(loss) on investments	(0.61)	0.15	(0.44)	0.09	0.23	(0.07)
Total from investment operations	(0.38)	0.41	(0.15)	0.43	0.57	0.08
Less distributions
From net investment income	(0.28)	(0.31)	(0.32)	(0.35)	(0.35)	(0.17)
Net asset value, end of period	$9.16	$9.26	$8.79	$8.87	$9.09	$9.00
Total return (%)[4,5]	(3.85)	4.53	(1.73)	4.98	6.51	0.87[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$63	$44	$28	$19	$17	$22
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.92	1.87	1.87	1.85	1.86	1.97[7]
Expenses net of all fee waivers	1.82	1.82	1.83	1.80	1.80	1.91[7]
Expenses net of all fee waivers
and credits	1.82	1.82	1.83	1.80	1.79	1.91[7]
Net investment income	2.39	2.82	3.23	3.88	3.79	3.38[7]
Portfolio turnover (%)	411	316	209	168	154	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Government Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-088[2]

Per share operating performance

Net asset value, beginning of period	$9.82	$9.16	$9.26	$8.79	$8.86	$9.09
Net investment income[3]	0.22	0.26	0.29	0.34	0.34	0.12
Net realized and unrealized gain
(loss) on investments	(0.60)	0.15	(0.44)	0.08	0.24	(0.07)
Total from investment operations	(0.38)	0.41	(0.15)	0.42	0.58	0.08
Less distributions
From net investment income	(0.28)	(0.31)	(0.32)	(0.35)	(0.35)	(0.17)
Net asset value, end of period	$9.16	$9.26	$8.79	$8.86	$9.09	$9.00
Total return (%)[4,5]	(3.85)	4.53	(1.73)	4.98	6.51	0.87[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$6	$5	$5	$10	$26
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.92	1.87	1.87	1.85	1.85	1.97[7]
Expenses net of all fee waivers	1.82	1.82	1.83	1.80	1.79	1.91[7]
Expenses net of all fee waivers
and credits	1.82	1.82	1.83	1.80	1.79	1.91[7]
Net investment income	2.31	2.83	3.24	3.91	3.75	3.19[7]
Portfolio turnover (%)	411	316	209	168	154	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Government Income Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur

Semiannual report | Government Income Fund	21

between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157),   Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 —Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	($605,227)

Level 2 — Other Significant Observable Inputs	$373,889,858	—

Level 3 — Significant Unobservable Inputs	3,939,996	—

Total	$377,829,854	($605,227)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$4,801,119	—

Accrued discounts/premiums	5,387	—

Realized gain (loss)	56,068	—

Change in unrealized appreciation (depreciation)	(1,449,538)	—

Net purchases (sales)	(1,243,904)	—

Transfers in and/or out of Level 3	1,770,864	—

Balance as of November 30, 2008	$3,939,996	—

22	Government Income Fund | Semiannual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. There was no borrowing activity under the line of credit during the period ended November 30, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Semiannual report | Government Income Fund	23

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower is unable to return the securities loaned upon sale of security and/or other Fund’s instruction because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral and could prevent the Fund from voting on proxy statements. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the

24	Government Income Fund | Semiannual report

quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $38,069,049 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2009 — $13,270,046, May 31, 2012 — $4,248,579, May 31, 2013 —$4,467,829, May 31, 2014 — $9,620,557 and May 31, 15 — $6,462,038.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended May 31, 2008, the tax character of distributions paid for ordinary income was $16,107,693. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risks and uncertainties
 Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments

Semiannual report | Government Income Fund	25

exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Concentration risk

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds and the value of investments may tend to rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000. The effective rate for the period ended November 30, 2008 is 0.61% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the management fee to 0.55% of the Fund’s average daily net asset value, at least until September 30, 2009. Accordingly, the expense reductions related to management fee limitation amounted to $99,861 for the period ended November 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds

26	Government Income Fund | Semiannual report

at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2008, JH Funds received net up-front sales charges of $27,326 with regard to sales of Class A shares. Of this amount, $11,736 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,590 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2008, CDSCs received by JH Funds amounted to $11,794 for Class B shares and $3,761 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

• Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended November 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $183 for transfer agent credits earned.

Class level expenses for the period ended November 30, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$399,730	$248,000
Class B	90,094	13,976
Class C	74,048	11,482
Total	$563,872	$273,458

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $25,740 with an effective rate of 0.015% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover

Semiannual report | Government Income Fund	27

the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2008, and the period ended November 30, 2008, along with the corresponding dollar value.

		Year ended 5-31-08	Period ended 11-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,124,675	$55,625,304	5,991,671	$53,518,671
Distributions reinvested	1,288,474	11,665,449	624,336	5,564,584
Repurchased	(8,003,410)	(72,784,025)	(5,084,370)	(45,566,383)
Net increase (decrease)	(590,261)	($5,493,272)	1,531,637	$13,516,872

Class B shares

Sold	650,065	$5,937,680	905,817	$8,106,989
Distributions reinvested	63,356	573,249	30,517	276,850
Repurchased	(911,138)	(8,241,602)	(444,921)	(3,975,082)
Net increase (decrease)	(197,717)	($1,730,673)	491,413	$4,408,757

Class C shares

Sold	2,074,938	$18,979,185	3,456,461	$30,861,518
Distributions reinvested	28,054	255,052	24,606	219,833
Repurchased	(1,670,629)	(15,304,651)	(1,623,762)	(14,607,159)
Net increase	432,363	$3,929,586	1,857,305	$16,474,192

Net increase (decrease)	(355,615)	($3,294,359)	3,880,355	$34,399,821

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2008, aggregated $167,682,203 and $137,032,434, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $92,535,627 and $107,940,183, respectively, during the period ended November 30, 2008.

28	Government Income Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement: John Hancock
Government Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Government Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Government Income Fund	29

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than its benchmark index, the Lehman Brothers Government/Credit Bond Index, but generally in line with the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the Category and Peer Group median rates. The Board favorably considered the impact of fee caps towards ultimately lowering the Advisory Agreement Rate.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and the Net Expense Ratio was equal to the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the e-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

30	Government Income Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Government Income Fund	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Gordon M. Shone
Treasurer
John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Web site	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

32	Government Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	560SA 11/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/09

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Fund

Semiannual Report
11.30.08

A look at performance

For the period ended November 30, 2008

		Average annual returns (%)			Cumulative total returns (%)
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception				Six
Class	date	1-year	5-year	10-year	months	1-year	5-year	10-year

A	6-30-93	–51.64	–7.17	–0.38	–45.14	–51.64	–31.08	–3.77

B	10-26-87	–52.10	–7.29	–0.51	–45.57	–52.10	–31.51	–5.00

C	5-1-98	–50.25	–7.04	–0.68	–43.39	–50.25	–30.58	–6.56

I1,2	8-27-07	–49.23	–6.02	0.43	–42.50	–49.23	–26.67	4.43

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.95%, Class B — 1.70%, Class C — 1.70%, Class I — 0.70%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

2 June 30, 1993 is the inception date for the Class A shares. Class I shares were first offered on August 27, 2007; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

6	High Yield Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch U.S. High Yield Master II Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-98	$9,500	$9,500	$11,355

C2	11-30-98	9,344	9,344	11,355

I3,4	11-30-98	10,443	10,443	11,355

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Index is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

4 June 30, 1993 is the inception date for the Class A shares. Class I shares were first offered on August 27, 2007; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

Semiannual report | High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2008 with the same investment held until November 30, 2008.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$574.00	$3.91

Class B	1,000.00	571.50	6.85

Class C	1,000.00	571.50	6.85

Class I	1,000.00	575.00	2.57

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2008, with the same investment held until November 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$1,020.10	$5.01

Class B	1,000.00	1,016.30	8.79

Class C	1,000.00	1,016.30	8.77

Class I	1,000.00	1,021.80	3.29

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99%, 1.74%, 1.74% and 0.65% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Fund	9

Portfolio summary

Top 10 issuers[1]

Delta Air Lines, Inc.	12.5%	Comcast Corp.	3.7%

UAL Corp.	5.0%	XM Satellite Radio Holdings, Inc.	3.1%

American Pacific Corp.	4.5%	Allison Transmission, Inc.	3.1%

U.S. Airways Group, Inc.	4.2%	CII Carbon, LLC	2.5%

Continental Airlines	3.8%	Isle of Capris Casinos, Inc.	2.1%

Sector distribution[1,2]

Airlines	34%	Diversified financial services	2%

Broadcasting & cable TV	16%	Paper products	2%

Casinos & gaming	10%	Tobacco	2%

Collateralized mortgage obligations	5%	Oil & gas exploration & production	2%

Specialty chemicals	4%	Trucking	1%

Auto parts & equipment	4%	Diversified commercial & professional
		services	1%
Aluminum	3%
		Other	10%
Wireless telecommunication services	2%

Publishing	2%

Quality distribution[1]

AAA	1%	B	30%

A	1%	CCC	26%

BB	15%	Other	9%

1 As a percentage of net assets on November 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-08 (unaudited)

This schedule is divided into twelve categories: bonds, defaulted bonds beyond maturity date, common stocks, preferred stocks, tax-exempt long-term bonds, tranche loans, collateralized mortgage obligations, asset backed securities, options purchased, warrants and short-term investments. Bonds, defaulted bonds beyond maturity date, common stocks, preferred stocks, stapled units, tranche loans, asset backed securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 58.10%					$301,322,401

(Cost $858,526,051)

Advertising 0.04%					184,600

Vertis, Inc.,
Gtd Sr Note Ser B (H)	10.875%	06-15-09	D	$9,230	184,600

Aerospace & Defense 0.09%					455,400

Sequa Corp.,
Gtd Sr Note (S)	11.750	12-01-15	B–	1,035	455,400

Airlines 13.05%					67,670,659

Alaska Airlines, Inc.,
Equip Trust Ctf Ser A	9.500	04-12-10	B–	2,817	2,035,131

American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,095,000
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	2,000	1,540,250
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,037	3,651,500
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	CCC+	1,156	843,870
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	CCC+	4,211	2,947,700

AMR Corp.,
Conv Sr Note	4.500	02-15-24	CCC+	3,080	2,926,000

Continental Airlines, Inc.,
Conv Note	5.000	06-15-23	B–	10,265	9,058,862

Delta Air Lines, Inc.,
Pass Thru Ctf Ser 2001-1 Class B	7.711	09-18-11	BB–	6,555	4,227,975

GOL Finance,
Gtd Note (S)	8.750	04-29-49	B1	14,970	4,303,875

KLM Royal Dutch Airlines NV,
Sr Sub Deb (G)	2.125	12-29-49	BB	1,680	539,703

See notes to financial statements

Semiannual report | High Yield Fund	11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Airlines (continued)

Northwest Airlines, Inc.,
Conv Sr Note (G)(H)	Zero	11-15-23	D	$45,535	$56,919
Gtd Conv Sr Note (B)(G)(H)	Zero	05-15-23	D	15,437	19,296
Gtd Lease Rejection Claim Ctf (G)(H)	Zero	11-30-08	D	15,890	10,011
Gtd Note (G)	Zero	03-15-49	D	15,806	19,757
Gtd Sr Note (G)(H)	Zero	02-01-09	D	7,250	9,063
Note (G)(H)	Zero	03-15-09	D	1,915	2,394
Stub-claim (G)(H)	Zero	03-15-37	D	43,785	54,731
Stub-claim (G)(H)	Zero	06-01-99	D	32,071	40,089

Pinnacle Airlines Corp.,
Conv Sr Note (G)	3.250%	02-15-25	B–	1,000	675,000

UAL Corp.,
Gtd Conv Sr Sub Note	4.500	06-30-21	CCC	25,973	11,796,937
Gtd Conv Sr Sub Note (S)	4.500	06-30-21	CCC	27,570	12,522,294

United Air Lines, Inc.,
Tranche B (Fac LN316631), 02-01-14	5.250	02-01-14	BB–	1,000	462,000
Tranche B (Fac LN316631), 02-01-14
(G)	5.250	02-01-14	B+	500	231,000
Tranche B (Fac LN316631), 02-01-14	3.438	02-01-14	BB–	622	287,210

US Airways Group, Inc.,
Conv Sr Note	7.000	09-30-20	CCC	19,265	8,308,031
Lessor Equip Trust Ctf (G)	Zero	06-01-08	D	606	6,061

Aluminum 2.53%					13,139,100

Rain CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	16,845	13,139,100

Auto Parts & Equipment 4.04%					20,931,485

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11-01-15	B–	23,515	9,406,000
Gtd Sr Note (S)	11.000	11-01-15	B–	13,605	6,666,450

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	B–	5,235	2,800,725

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	5,563	2,058,310

Broadcasting & Cable TV 8.41%					43,631,941

Adelphia Communications Corp.,
Sr Note (G)	10.250	11-01-49	D	2,990	89,700
Sr Note (G)	9.875	03-01-49	D	5,985	179,550

Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02-15-14	CCC+	13,500	4,455,000
Sr Note (G)	8.000	09-10-14	CCC+	6,400	2,993,066

Charter Communications Holdings I,
Sr Sec Note	11.000	10-01-15	CCC	22,678	6,009,670
Sr Sec Note	11.000	10-01-15	CCC	4,466	949,025

Charter Communications Holdings I, LLC,
Gtd Sr Note	12.125	01-15-15	CCC	7,460	969,800
Gtd Sr Note	11.750	05-15-14	CCC	2,695	350,350
Gtd Sr Note	11.125	01-15-14	CCC	2,628	367,920
Gtd Sr Note	10.000	05-15-14	CCC	14,020	1,892,700
Gtd Sr Note	9.920	04-01-14	CCC	9,436	1,273,860

See notes to financial statements

12	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)

Charter Communications Holdings
II, LLC,
Gtd Sr Note (S)	10.250%	10-01-13	Caa2	$5,387	$2,289,475

Charter Communications Holdings LLC,
Sr Disc Note	9.920	04-01-11	CCC	2,490	249,000

Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon Bond
(0.00% to 4-1-10 then 14.00%) (G)(S)	Zero	04-01-13	CCC	3,600	792,000

Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	13.500	03-01-07	D	9,200	11,500
Sr Note (B)(G)(H)	12.375	08-01-08	D	6,500	—
Sr Note (B)(G)(H)(S)	11.250	01-15-10	D	3,063	—

Sirius XM Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	17,730	4,343,850
Conv Sr Note	10.000	12-01-09	CCC–	20,190	7,520,775
Gtd Sr Note (S)	13.000	08-01-13	CCC	34,100	8,695,500

Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CC	13,280	199,200

Casinos & Gaming 9.56%					49,592,526

Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC	17,520	2,277,600
Sr Note (B)(G)	12.500	06-01-22	CCC	12,888	1,836,574

Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12-01-13	D	18,763	3,846,415

Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)	11.000	11-01-12	CCC	4,330	2,056,750
Sr Sub Note (S)	15.500	11-01-13	CC	581	214,872

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B–	25,029	10,637,328

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	515	236,900

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B–	9,635	6,310,925

Majestic Holdco, LLC,
Gtd Sr Sec Note (S)	12.500	10-15-11	C	10,000	12,500

Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10-15-10	D	20,640	6,914,400
Sr Note (H)	9.750	01-15-11	D	8,675	173,500

Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11-15-15	BB–	7,645	2,905,100

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	350	260,750
Gtd Sr Sub Note Ser B	9.000	06-01-12	CCC	4,320	2,376,000

Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	5.319	03-15-14	BB	2,850	1,510,500

See notes to financial statements

Semiannual report | High Yield Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)

Silver Slipper Casino,
Note (B)(G)	13.000%	12-17-09	Caa1	$4,373	$3,768,112

Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note	8.500	06-01-15	CCC–	29,340	4,254,300

Commercial Printing 0.23%					1,188,200

Quebecor World Capital Corp.,
Gtd Sr Note (G)(H)	6.125	11-15-13	D	9,970	348,950
Gtd Sr Note (G)(H)	4.875	11-15-08	D	1,210	42,350
Sr Note (G)(H)(S)	8.750	03-15-16	D	1,850	120,250

Quebecor World, Inc.,
Sr Note (G)(H)(S)	9.750	01-15-15	D	10,410	676,650

Commodity Chemicals 0.06%					302,348

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	302,348

Diversified Commercial & Professional Services 1.18%					6,099,600

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	B2	4,230	1,692,000

Muzak LLC,
Gtd Sr Sub Note	9.875	03-15-09	C	7,346	4,407,600

Diversified Financial Services 2.21%					11,469,589

Buffalo Thunder Development Authority,
Sr Sec Note (S)	9.375	12-15-14	B	5,485	1,755,200

FDR Management Group, LLC,
Note (B)(G)	18.000	05-31-12	CCC+	8,483	7,712,827

Residential Accredit Loans, Inc.,
CMO-REMIC Ser 2006-QO4 (G)	Zero	11-20-37	CCC	65,000	—

TAM Capital Inc.,
Gtd Sr Note	7.375	04-25-17	B+	4,375	2,001,562

Diversified Metals & Mining 0.39%					2,030,664

Katanga Mining Ltd.,
Sr Sub Note (G)	14.000	11-30-13	CCC+	2,171	1,015,332
Sub Note (G)	14.000	11-30-13	CCC+	2,171	1,015,332

Environmental & Facilities Services 0.40%					2,086,500

Blaze Recycling & Metals LLC,
Sr Sec Note (S)(G)	10.875	07-15-12	B	2,675	2,086,500

Household Products 0.40%					2,069,250

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	B–	4,450	2,069,250

Housewares & Specialties 0.53%					2,747,250

Vitro SA de CV,
Gtd Sr Note	9.125	02-01-17	B–	7,250	1,921,250
Sr Note	11.750	11-01-13	B–	2,950	826,000

See notes to financial statements

14	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Insurance Brokers 0.11%					$596,250

MBIA Insurance Corp.,
Note (14.000% to 1-1-13
then variable)(S)	14.000%	01-15-33	A	$1,325	596,250

SIG Capital Trust I,
Trust Preferred Security (B)(H)	9.500	08-15-27	D	5,000	—

Integrated Telecommunication Services 0.67%					3,495,900

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	8,130	3,495,900

Movies & Entertainment 0.30%					1,579,175

Marquee Holdings, Inc.,
Sr Disc Note, Step Coupon	12.000	08-15-14	CCC+	2,795	1,579,175

Oil & Gas Exploration & Production 0.91%					4,721,613

Dominion Petroleum Acquisitions Ltd.,
Sr Sec Conv Note Ser B (B)(G)	10.000	10-01-11	CCC	6,325	4,721,613

Packaged Foods & Meats 0.57%					2,962,575

ASG Consolidated LLC,
Sr Disc Note, Step Coupon	11.500	11-01-11	B+	3,465	2,962,575

Paper Packaging 0.72%					3,737,850

Jefferson Smurfit Corp.,
Gtd Sr Note	8.250	10-01-12	B–	2,300	644,000

Smurfit-Stone Container
Enterprises, Inc.,
Sr Note	8.000	03-15-17	B–	8,090	2,143,850

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	1,900	950,000

Paper Products 1.02%					5,298,285

Abitibi-Consolidated Co. of Canada, Inc.,
Deb	8.850	08-01-30	CCC+	3,000	540,000
Deb	7.400	04-01-18	CCC+	3,500	507,500
Gtd Sr Note	15.500	07-15-10	CCC+	1,339	435,175
Gtd Sr Note	8.375	04-01-15	CCC+	9,995	1,499,250
Gtd Sr Note	7.750	06-15-11	CCC+	3,000	450,000
Gtd Sr Note	6.000	06-20-13	CCC+	4,880	707,600
Sr Note (S)	13.750	04-01-11	B+	1,175	887,125

APP Finance II Mauritius Ltd.,
Gtd Bond (G)(H)(I)	12.000	12-29-49	D	7,500	9,375

Newark Group, Inc.,
Sr Sub Note	9.750	03-15-14	CCC+	2,135	192,150

Pope & Talbot, Inc.,
Deb (G)(H)	8.375	06-01-13	D	1,561	15,610
Sr Note (G)(H)	8.375	06-01-13	D	5,450	54,500

Photographic Products 0.02%					97,500

PCA, LLC,
Gtd Sr Note (G)(H)	11.875	08-01-09	D	3,000	97,500

See notes to financial statements

Semiannual report | High Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Publishing 1.53%					$7,954,913

Idearc, Inc.,
Gtd Sr Note	8.000%	11-15-16	CCC	$66,145	5,456,963

R.H. Donnelley Corp.,
Sr Disc Note Ser A–1	6.875	01-15-13	B–	5,945	772,850
Sr Note	8.875	10-15-17	B–	2,130	276,900
Sr Note	6.875	01-15-13	B–	1,175	152,750
Sr Note Ser A–3	8.875	01-15-16	B–	9,965	1,295,450

Real Estate Management & Development 0.07%					376,800

Reology Corp.,
Sr Sub Note	12.375	04-15-15	C	2,355	376,800

Specialty Chemicals 4.22%					21,865,600

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	24,315	21,154,050

Tronox Worldwide, LLC,
Gtd Sr Note	9.500	12-01-12	CC	10,165	711,550

Steel 0.00%					0

LTV Corp.,
Gtd Sr Sub Note (H)	11.750	11-15-09	D	9,700	—

Tobacco 1.76%					9,109,096

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B+	3,850	3,234,000

North Atlantic Holdings, Inc.,
Sr Disc Note (G)	12.250	03-01-14	CC	1,300	715,000

North Atlantic Trading Co., Inc.,
Sr Note (G)	10.000	03-01-12	CCC–	8,390	5,160,096

Trucking 1.06%					5,474,550

Travelport LLC,
Gtd Sr Note	9.875	09-01-14	B	14,085	4,929,750
Gtd Sr Sub Note	11.875	09-01-16	CCC+	2,270	544,800

Wireless Telecommunication Services 2.02%					10,453,182

Digicel Group Ltd.,
Sr Note (S)	8.875	01-15-15	Caa1	10,860	5,592,900

Grupo Iusacell SA de CV,
Sr Sec Note (G)(S)	10.000	12-31-13	CCC	2,821	1,720,777

Terrestar Networks, Inc.,
Sr Sec Note (G)(S)	15.000	02-15-14	CCC	4,617	3,139,505

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Defaulted bonds beyond maturity date (x) 0.40%					$2,041,113

(Cost $18,388,461)

Broadcasting & Cable TV 0.00%					0

Xanadoo Co.,
Sr Note Ser B (B)(G)(H)	12.500%	08-01-07	D	$13,525	—

See notes to financial statements

16	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products 0.39%					$2,030,000

Tjiwi Kimia Finance Mauritius Ltd.,
Sr Note (G)(H)	13.250%	08-01-01	D	$5,250	157,500
Gtd Sr Note (G)(H)	10.000	08-01-04	D	1,500	45,000

Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (G)(H)	12.500	06-15-06	D	2,500	1,250,000

Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (G)(H)	10.000	07-01-07	D	6,000	577,500

Personal Products 0.01%					11,113

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	11.000	05-01-08	D	3,175	11,113

Issuer				Shares	Value

Common stocks 20.42%					$105,922,082

(Cost $256,473,598)

Airlines 11.94%					61,919,555

Air France-KLM, ADR				174,118	2,237,416

ATA Holdings Corp. (I)				370,841	370,841

Delta Air Lines, Inc.			6,027,983		53,106,530

Pinnacle Airlines Corp. (I)				439,100	1,431,466

UAL Corp.				150,000	1,687,500

US Airways Group, Inc. (I)				517,752	3,085,802

Aluminum 0.02%					129,790

Golden Northwest Aluminum, Inc. Class A (B)(I)				43	289

Golden Northwest Aluminum, Inc. Class B (B)(I)				19,271	129,501

Broadcasting & Cable TV 5.86%					30,386,485

Canadian Satellite Radio Holdings, Inc. Class A (I)				703,169	561,310

Comcast Corp. Special Class A			1,129,460		18,941,044

Granite Broadcasting Corp. (I)				11,688	23,376

Sirius XM Radio, Inc. (I)			7,876,120		1,640,596

Time Warner Cable, Inc. Class A (I)				454,195	9,220,159

Cable & Satellite 0.37%					1,938,000

Charter Communications, Inc. Class A (I)			10,200,000		1,938,000

Casinos & Gaming 0.05%					239,243

Fontainebleau Las Vegas (B)(I)				249,211	239,243

Gabrielino Tribal Gaming Authority (B)(I)				215,000	—

Commodity Chemicals 0.02%					113,913

Applied Extrusion Technologies, Inc. (Class A) (L)				51,082	113,913

Diversified Commercial & Professional Services 0.00%					2

FDR Management Group, LLC (B)(I)			2,129,596		2

Diversified Financial Services 0.02%					87,221

Adelphia Recovery Trust			8,722,093		87,221

Electric Utilities 0.00%					10

Mirant Corp. (B)(I)			10,500,000		10

See notes to financial statements

Semiannual report | High Yield Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Environmental & Facilities Services 0.39%			$1,999,556

Kaiser Group Holdings, Inc. (B)(I)		81,949	1,999,556

Forest Products 0.01%			78,502

Tembec Inc. (I)		88,508	78,502

Industrial Machinery 0.00%			0

Glasstech, Inc. Class B (B)(I)(W)		4,430	—

Glasstech, Inc. Class C (B)(I)		10	—

Oil & Gas Exploration & Production 0.71%			3,684,627

Dominion Petroleum Ltd. (I)		14,065,360	1,086,774

Po Valley Energy Ltd. (I)		3,100,000	2,597,853

Paper Products 0.36%			1,885,850

APP China Group Ltd. (B)(I)		37,717	1,885,850

Publishing 0.01%			29,750

MediaNews Group, Inc. (I)		29,750	29,750

Specialty Chemicals 0.39%			2,033,070

American Pacific Corp. (I)		200,500	2,033,070

Wireless Telecommunication Services 0.27%			1,396,508

USA Mobility, Inc.		128,120	1,396,508

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 6.76%			$35,068,868

(Cost $55,880,174)

Airlines 3.83%			19,873,076

Continental Airlines Finance Trust II, 6.00%	CCC	1,123,404	19,870,208

Northwest Airlines, Inc., 9.50%	D	143,381	2,868

Broadcasting & Cable TV 2.00%			10,360,500

Pegasus Satellite Communications, Inc.,
12.75%, Ser B	D	4,831	0

Xanadoo, 6.50%, Ser C (G)	D	345,350	10,360,500

Consumer Finance 0.25%			1,284,243

CIT Group, Inc., 7.75%	BBB–	201,608	1,284,243

Diversified Capital Markets 0.18%			923,440

iSTAR Financial, Inc., 7.65%, Ser G	BB	199,182	623,440

iSTAR Financial, Inc., 7.875%, Ser E	BB	100,000	300,000

Industrial Machinery 0.50%			2,627,609

Glasstech, Inc., 12.75%, Ser B (B)(G)	B	4,475	2,484,609

Glasstech, Inc., Ser A (B)(G)(U)	B	143	143,000

Glasstech, Inc., Ser C (B)(G)(U)	B	11	0

See notes to financial statements

18	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer, description				Shares	Value

Stapled units 0.24%					$1,233,208

(Cost $2,924,176)

Forest Products 0.24%					1,233,208

Timber West Forest Corp.				447,200	1,233,208

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.20%					$1,039,980
(Cost $2,000,000)

Other Revenue 0.20%					1,039,980

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	1,039,980

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 6.03%					$31,277,278

(Cost $60,150,472)

Airlines 4.18%					21,676,655

Delta Air Lines, Inc.,
Tranche (2nd Lien Fac), 04-30-14			B–	6,982	3,421,338
Tranche (2nd Lien Fac), 04-30-14			B–	997	488,763
Tranche (2nd Lien Fac), 04-30-14 (G)			B	3,000	1,470,000
Tranche (2nd Lien Fac), 04-30-14			B	1,937	949,375
Tranche A (1st Lien Fac), 04-30-12 (G)			BB–	433	212,135
Tranche A (Fac LN329495), 04-30-12			BB–	7,398	4,808,681

US Airways Group, Inc.,
Tranche LCC (Fac LN419084), 03-23-14			B+	14,949	6,884,242
Tranche LCC, 03-23-14			B+	3,737	1,721,061
Tranche LCC, 03-23-14			B+	2,242	1,032,636
Tranche LCC, 03-23-14			B+	1,495	688,424

Broadcasting & Cable TV 0.15%					759,330

Sirius Satellite Radio, Inc.,
Tranche (Fac LN342596), 12-20-12			B	1,284	757,412
Tranche (Fac LN397665), 12-20-12			B	3	1,918

Forest Products 0.07%					362,267

Tembec, Inc.,
Tranche (Fac LNTEMBEC1), 02-28-12 (G)			BB	618	362,267

Hotels, Resorts & Cruise Lines 0.37%					1,901,250

East Valley Tourist
Development Authority,
Tranche (Facility LN5501750) 8-6-12			B3	2,925	1,901,250

Paper Products 0.16%					832,557

Abitibi-Consolidated Co. of Canada, Inc.,
Tranche B (Fac LN385806), 03-31-09			B+	1,041	832,557

See notes to financial statements

Semiannual report | High Yield Fund	19

F I N A N C I A L   S T A T E M E N T S

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Publishing 0.72%					$3,746,731

Star Tribune Co.,
Tranche (2nd Lien Fac), 03-01-15 (G)			CCC+	$12,795	639,750
Tranche T1 (1st Lien Note
Fac LN321132), 03-01-14 (G)			B+	7,563	2,193,242
Tranche T1 (Fac LN321132),
03-01-14 (G)			CCC+	3,151	913,739

Trucking 0.38%					$1,998,488

Saint Acquisition Corp.,
Tranche B (Fac LN333703), 05-06-14			B+	2,970	1,262,203
Tranche B (Fac LN333702), 05-06-14			BB	1,732	736,285

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government & agency securities 1.72%					$8,898,464

(Cost $9,511,315)

U.S. Government Agency 1.72%					8,898,464

Small Business Administration
CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389%	11-15-36	Ba3	$5,460	5,201,715

Small Business Administration
CMBS Trust,
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	4,045	3,696,750

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations 5.13%					$17,720,402

(Cost $24,410,149)

Collateralized Mortgage Obligations 5.13%					17,720,402

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1-M1 (S)	8.285%	06-20-31	BB	$4,430	3,410,303

Dominos Pizza Master Issuer LLC,
CMO-REMIC Ser 2007-1-M1 (S)	7.629	04-25-37	BB	12,710	7,816,650

Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond
Ser 2007-1A–G (S)	7.874	05-15-37	B2	1,945	1,744,801

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2007-3
Class ES IO (G)(H)	Zero	05-19-47	AAA	274,684	1,716,778

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2007-4
Class ES IO (G)(H)	Zero	07-19-47	AAA	274,886	1,803,942

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2007-6
Class ES IO (G)(H)	Zero	08-19-37	BB	196,469	1,227,928

See notes to financial statements

20	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset backed securities 1.49%					$7,716,405

(Cost $21,232,486)

Airlines 1.30%					6,757,874

Alaska Airlines, Inc.,
Equip Trust Ctf Ser D	9.500%	04-12-12	B–	$3,250	2,087,871

US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B–	7,297	4,670,003

Investment Banking & Brokerage 0.00%					6,000

Goldman Sachs & Co.,
Sr Note (G)	Zero	10-20-37	B	$12,000	6,000

Thrifts & Mortgage Finance 0.19%					952,531

IndyMac Index NIM Corp.,
CMO-REMIC Ser 2006-AR6-N3 (S)	8.833	06-25-46	BB	3,861	142,361

Lehman XS Net Interest Margin Notes,
CMO-REMIC Ser 2006-GPM8-A3 (S)	9.000	01-28-47	Ba3	1,171	761,211

Lehman XS Net Interest Margin Notes,
CMO-REMIC Ser 2006-GPM8-A4 (S)	9.000	01-28-47	B2	1,730	48,959

		Exercise	Expiration	Number of
Issuer		Price	Date	Contracts	Value

Options purchased 0.87%					$4,511,440

(Cost $5,182,863)

Calls 0.87%					4,511,440

Comcast Corp.		$25.00	Jan-2010	2,581	361,340

Comcast Corp.		20.00	Jan-2010	8,590	2,662,900

Comcast Corp.		15.00	Jan-2010	2,860	1,487,200

Issuer				Shares	Value

Warrants 0.00%					$15,018

(Cost $5,872,532)

Airlines 0.00%					0

ATA Holdings Corp. (I)				11,942	—

Broadcasting & Cable TV 0.00%					10,636

Granite Broadcasting Corp. Class A (I)				29,220	6,428

Sirius XM Radio, Inc. (I)				9,350	4,208

Casinos & Gaming 0.00%					0

Silver Slipper Casino (B) (I)				1,929	—

Diversified Metals & Mining 0.00%					4,193

Doe Run Resources Corp. (B) (I)				1	—

Katanga Mining Ltd. (I)				80,000	4,193

Food Retail 0.00%					189

Pathmark Stores, Inc. (B) (I)				125,592	189

Restaurants 0.00%					0

Planet Hollywood International, Inc. (B) (I)				2,816	—

See notes to financial statements

Semiannual report | High Yield Fund	21

F I N A N C I A L   S T A T E M E N T S

	Interest
Issuer, description	rate	Shares	Value

Textiles 0.00%			$0

HF Holdings, Inc. (B) (I)		28,092	—

Short-term investments 0.02%			$75,075

(Cost $75,075)

Cash Equivalents 0.02%			75,075

John Hancock Cash Investment Trust (T)(W)	1.6231% (Y)	75,075	75,075

Total investments (Cost $1,320,627,352)† 99.66%			$516,841,734

Other assets and liabilities, net 0.34%			$1,769,958

Total net assets 100.00%			$518,611,692

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depositary Receipt

CMO Collateralized Mortgage Obligation Gtd Guaranteed

IO Interest only (carries notional principal amount)

REMIC Real Estate Mortgage Investment Conduit

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $128,836,534 or 24.84% of the net assets of the Fund as of November 30, 2008.

(T) Represents investment of securities lending collateral. (U) Variable rate preferred.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments.

(Y) Represents current yield on November 30, 2008.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,324,591,647. Net unrealized depreciation aggregated $807,749,913, of which $1,243,797 related to appreciated investment securities and $808,993,710 related to depreciated investment securities.

See notes to financial statements

22	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Open forward foreign currency contracts as of November 30, 2008, were as follows:

	PRINCIPAL AMOUNT	SETTLEMENT	UNREALIZED
CURRENCY	COVERED BY CONTRACT	DATE	APPRECIATION

Buys

Canadian Dollar	$2,477,492	Jan–09	$10,313
			$10,313

Sells

Australian Dollar	$3,676,711	Jan–09	$789,976

Canadian Dollar	21,150,905	Jan–09	2,944,400

Euro	6,647,291	Jan–09	769,187

Pound Sterling	3,916,870	Jan–09	610,241
			$5,113,804

The Fund had the following credit default swap contracts1 open on November 30, 2008:

					IMPLIED
			(PAY)/		CREDIT	UNREALIZED
COUNTERPARTY/	NOTIONAL	BUY/SELL	RECEIVE	MATURITY	SPREAD AT	APPRECIATION
REFERENCE OBLIGATIONS	AMOUNT[2]	PROTECTION	FIXED RATE	DATE	11-30-08[3]	(DEPRECIATION)	MARKET VALUE[4]

Morgan Stanley
Abitibi-Consolidated, Inc.	$3,000,000	Sell	8.00%	Sep 2012	108.94	($2,126,005)	($2,126,005)
Morgan Stanley
American Airlines, Inc.	3,000,000	Sell	6.60	Sep 2012	30.47	(1,357,093)	(1,357,093)
Lehman Brothers
American Airlines, Inc.	2,000,000	Sell	5.00	Mar 2013	29.16	(1,014,224)	(1,014,224)
Morgan Stanley
AMR Corp.	6,000,000	Sell	5.00	Sep 2010	39.30	(2,366,123)	(2,366,123)
Morgan Stanley
AMR Corp.	5,000,000	Sell	5.00	Sep 2010	39.30	(1,980,450)	(1,980,450)
Morgan Stanley
BoWater, Inc.	3,000,000	Sell	7.00	Sep 2012	50.56	(1,790,881)	(1,790,881)
Morgan Stanley
Delta Airlines, Inc.	10,000,000	Sell	5.00	Sep 2013	15.58	(2,689,524)	(2,689,524)
Morgan Stanley
Texas Competitive
Electric Holdings	10,000,000	Sell	4.60	Jun 2013	11.61	(1,943,439)	(1,943,439)
Morgan Stanley
Texas Competitive
Electric Holdings	5,000,000	Sell	5.85	Jun 2013	13.04	(941,724)	(941,724)

						($16,209,463)	($16,209,463)

1 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See notes to financial statements

Semiannual report | High Yield Fund	23

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,320,552,277)
including $73,603 of securities loaned (Note 2)	$516,766,659
Investments in affiliated issuers, at value (Cost $75,075)	75,075

Total investments, at value (Cost $1,320,627,352)	516,841,734
Receivable for investments sold	6,100,468
Receivable for shares sold	1,453,684
Dividends and interest receivable	21,210,609
Receivable for forward foreign currency exchange contracts (Note 2)	5,124,117
Receivable from affiliates	106,407
Other assets	15,807

Total assets	550,852,826

Liabilities

Due to custodian	5,630,569
Payable for investments purchased	334,425
Payable for shares repurchased	2,065,675
Payable upon return of securities loaned (Note 2)	75,075
Unrealized depreciation of swap contracts (Note 2)	16,209,463
Payable under line of credit	7,000,000
Dividends payable	77,425
Payable to affiliates
Management fees	232,763
Distribution and service fees	227,057
Transfer agent	69,301
Other payables and accrued expenses	319,381

Total liabilities	32,241,134

Net assets

Capital paid-in	1,573,678,043
Accumulated net realized loss on investments, foreign currency
transactions and swap contracts	(268,090,927)
Net unrealized depreciation of investments, options written translation of
assets and liabilities in foreign currencies and swap contracts	(809,246,870)
Accumulated net investment income	22,271,446

Net assets	$518,611,692

See notes to financial statements

24	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($340,635,176 ÷ 137,811,878 shares)	$2.47
Class B ($72,660,579 ÷ 29,384,043 shares)[1]	$2.47
Class C ($102,383,898 ÷ 41,396,218 shares)[1]	$2.47
Class I ($2,932,039 ÷ 1,186,947 shares)	$2.47

Maximum offering price per share

Class A ($2.47 ÷ 95.5%)[2]	$2.59

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | High Yield Fund	25

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Investment income

Interest	$53,499,200
Dividends (net of foreign withholding taxes of $22,044)	11,025,901
Income from affiliated issuers	36,106
Securities lending	22,306

Total investment income	64,583,513

Expenses

Investment management fees (Note 5)	2,261,626
Distribution and service fees (Note 5)	2,218,515
Transfer agent fees (Note 5)	460,523
Accounting and legal services fees (Note 5)	64,162
Custodian fees	149,145
Blue sky fees	74,450
Printing fees	59,475
Professional fees	44,229
Trustees’ fees	27,450
Interest	91,716
Miscellaneous	22,996

Total expenses	5,474,287
Less expense reductions (Note 5)	(372)

Net expenses	5,473,915

Net investment income	59,109,598

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(8,578,194)
Foreign currency transactions	1,868,314
Swap contracts	1,488,405
(5,221,475)
Change in net unrealized appreciation (depreciation) of
Investments	(476,364,705)
Swap contracts	(7,387,898)
Translation of assets and liabilities in foreign currencies	6,132,754
(477,619,849)
Net realized and unrealized loss	(482,841,324)

Decrease in net assets from operations	($423,731,726)

1 Semiannual period from 6-1-08 to 11-30-08.

See notes to financial statements

26	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-08	11-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$93,578,511	$59,109,598
Net realized gain (loss)	32,732,428	(5,221,475)
Change in net unrealized appreciation (depreciation)	(353,108,220)	(477,619,849)

Decrease in net assets resulting from operations	(226,797,281)	(423,731,726)

Distributions to shareholders
From net investment income
Class A	(62,398,900)	(28,071,837)
Class B	(13,142,953)	(5,471,975)
Class C	(16,749,976)	(7,891,345)
Class I	(103,146)	(150,298)

	(92,394,975)	(41,585,455)

From Fund share transactions (Note 5)	68,492,877	(195,067,356)

Total decrease	(250,699,379)	(660,384,537)

Net assets

Beginning of period	1,429,695,608	1,178,996,229

End of period[2]	$1,178,996,229	$518,611,692

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Includes accumulated net investment income of $4,747,303 and $22,271,446, respectively.

See notes to financial statements

Semiannual report | High Yield Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[2]

Per share operating performance

Net asset value, beginning of period	$4.69	$5.05	$5.05	$5.20	$5.74	$4.54
Net investment income[3]	0.42	0.38	0.42	0.44	0.38	0.26
Net realized and unrealized gain
(loss) on investments	0.37	0.02	0.15	0.59	(1.21)	(2.14)
Total from investment operations	0.79	0.40	0.57	1.03	(0.83)	(1.88)
Less distributions
From net investment income	(0.43)	(0.40)	(0.42)	(0.49)	(0.37)	(0.19)
Net asset value, end of period	$5.05	$5.05	$5.20	$5.74	$4.54	$2.47
Total return (%)[4]	17.18	8.09	11.63	20.65	(15.07)	(42.60)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$343	$347	$469	$901	$772	$341
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.96	1.00	1.01	0.93	0.95	0.99[6]
Expenses net of all fee waivers	0.96	1.00	1.01	0.93	0.95	0.99[6]
Expenses net of all fee waivers
and credits	0.96	1.00	1.01	0.93	0.95	0.99[6]
Net investment income	8.09	7.49	8.09	8.12	7.12	13.60[6]
Portfolio turnover (%)	49	30	47[7]	47	55	20

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

28	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[2]

Per share operating performance

Net asset value, beginning of period	$4.69	$5.05	$5.05	$5.20	$5.74	$4.54
Net investment income[3]	0.39	0.34	0.38	0.41	0.34	0.25
Net realized and unrealized gain
(loss) on investments	0.37	0.02	0.15	0.58	(1.21)	(2.15)
Total from investment operations	0.76	0.36	0.53	0.99	(0.87)	(1.90)
Less distributions
From net investment income	(0.40)	(0.36)	(0.38)	(0.45)	(0.33)	(0.17)
Net asset value, end of period	$5.05	$5.05	$5.20	$5.74	$4.54	$2.47
Total return (%)[4]	16.31	7.30	10.83	19.77	(15.72)	(42.85)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$481	$385	$281	$258	$161	$73
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.74	1.74	1.68	1.70	1.74[6]
Expenses net of all fee waivers	1.72	1.74	1.74	1.68	1.70	1.74[6]
Expenses net of all fee waivers
and credits	1.72	1.74	1.74	1.68	1.70	1.74[6]
Net investment income	7.43	6.78	7.36	7.54	6.33	12.83[6]
Portfolio turnover (%)	49	30	47[7]	47	55	20

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

Semiannual report | High Yield Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08	11-30-08[2]

Per share operating performance
Net asset value, beginning of period	$4.69	$5.05	$5.05	$5.20	$5.74	$4.54
Net investment income[3]	0.38	0.34	0.38	0.40	0.34	0.24
Net realized and unrealized gain
(loss) on investments	0.38	0.02	0.15	0.59	(1.21)	(2.14)
Total from investment operations	0.76	0.36	0.53	0.99	(0.87)	(1.90)
Less distributions
From net investment income	(0.40)	(0.36)	(0.38)	(0.45)	(0.33)	(0.17)
Net asset value, end of period	$5.05	$5.05	$5.20	$5.74	$4.54	$2.47
Total return (%)[4]	16.31	7.29	10.81	19.76	(15.72)	(42.85)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$134	$131	$124	$271	$244	$102
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.75	1.76	1.68	1.70	1.74[6]
Expenses net of all fee waivers	1.72	1.75	1.76	1.68	1.70	1.74[6]
Expenses net of all fee waivers
and credits	1.72	1.75	1.76	1.68	1.70	1.74[6]
Net investment income	7.33	6.74	7.34	7.32	6.39	12.77[6]
Portfolio turnover (%)	49	30	47[7]	47	55	20

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

30	High Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-08[1]	11-30-08[2]

Per share operating performance

Net asset value, beginning of period	$5.42	$4.54
Net investment income[3]	0.31	0.27
Net realized and unrealized gain
(loss) on investments	(0.91)	(2.15)
Total from investment operations	(0.60)	(1.88)
Less distributions
From net investment income	(0.28)	(0.19)
Net asset value, end of period	$4.54	$2.47
Total return (%)[4]	(11.40)[5]	(42.50)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$3
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.70[6]	0.76[6]
Expenses net of all fee waivers	0.70[6]	0.76[6]
Expenses net of all fee waivers
and credits	0.70[6]	0.76[6]
Net investment income	8.06[6]	15.25[6]
Portfolio turnover (%)	55	20

1 Beginning of operations from 8-27-07 through 5-31-08.

2 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | High Yield Fund	31

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the Position). The Position amends FASB Statement No. 133 (FAS 133), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (FIN 45), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, the fair value of the credit derivative, and the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Note 2, Credit default swap agreements.

The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M.., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc.,

32	High Yield Fund | Semiannual report

a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In periods of decreasing liquidity such securities may also be fair valued.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non- U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | High Yield Fund	33

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$107,486,915	—

Level 2 — Other Significant Observable Inputs	340,567,292	($11,095,659)

Level 3 — Significant Unobservable Inputs	68,787,527	—

Total	$516,841,734	($11,095,659)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$149,899,329	—

Accrued discounts/premiums	560,646	—

Realized gain (loss)	(1,717,532)	—

Change in unrealized appreciation (depreciation)	(48,588,508)	—

Net purchases (sales)	(34,880,868)	—

Transfers in and/or out of Level 3	3,514,460	—

Balance as of November 30, 2008	$68,787,527	—

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

34	High Yield Fund | Semiannual report

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $7,021,858, and the weighted average interest rate was 2.6123% . Interest expense includes $91,716 paid under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual report | High Yield Fund	35

additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower is unable to return the securities loaned upon sale of security and/or other Fund’s instruction because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral and could prevent Fund from voting on proxy statements. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Swap contracts

The Fund may enter into interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the fund will hold cash or identify securities equal to the net amount, if any, of the Fund’s obligations with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and

Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Credit default swap agreements

Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller) receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to remedies which are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the Buyer or Seller. By acting as the Seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced

36	High Yield Fund | Semiannual report

obligation or underlying securities comprising the referenced index. If the Fund is The Buyer of protection and a credit event occurs the Fund will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use CDS on these types of securities to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of November 30, 2008 for which the Fund is the Seller are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

Semiannual report | High Yield Fund	37

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The Fund had no outstanding written options on November 30, 2008.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At November 30, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $256,573,221 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2010 — $109,262,745, May 31, 2011 — $49,238,057, May 31, 2012 —$32,389,010, May 31, 2013 — $16,601,696 and May 31, 2014 — $49,081,713. Net capital losses of $2,524,378 that are attributable to security transactions incurred after October 31,

38	High Yield Fund | Semiannual report

2007, are treated as arising on June 1, 2008, the first day of the Fund’s next taxable year.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FAS 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $92,394,975. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties
Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing

Semiannual report | High Yield Fund	39

directly in securities. Specifically, derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000. The effective rate for the period ended November 30, 2008 is 0.52% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2008, JH Funds received net up-front sales charges of $413,160 with regard to sales of Class A shares. Of this amount, $40,655 was retained and used for printing prospectuses, advertising, sales literature

40	High Yield Fund | Semiannual report

and other purposes, $362,374 was paid as sales commissions to unrelated broker-dealers and $10,131 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2008, CDSCs received by JH Funds amounted to $277,221 for Class B shares and $43,599 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015%, for Classes A, B, C and I, of each class’s average daily net assets. Prior to June 1, 2008, the Fund paid a monthly transfer agent fee at an annual rate of 0.015% of daily net assets attributable to Class A, Class B and Class C shares, and 0.04% of daily net assets attributable to Class I shares.

• All classes pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are aggregated and allocated to each class based on the relative net assets of the classes.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended November 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $372 for transfer agent credits earned.

Class level expenses for the period ended November 30, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$720,611	$302,902
Class B	612,416	64,370
Class C	885,488	93,036
Class I	—	215
Total	$2,218,515	$460,523

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $64,162 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | High Yield Fund	41

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2008, and the period ended November 30, 2008, along with the corresponding dollar value.

		Year ended 5-31-08	Period ended 11-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	103,333,106	$546,277,701	19,180,862	$68,004,667
Distributions reinvested	7,648,197	39,133,617	5,040,473	17,611,459
Repurchased	(97,992,782)	(507,293,219)	(56,503,174)	(211,661,956)
Net increase (decrease)	12,988,521	$78,118,099	(32,281,839)	($126,045,830)

Class B shares

Sold	6,604,476	$34,876,827	1,206,454	$4,298,862
Distributions reinvested	1,128,847	5,808,993	693,732	2,415,764
Repurchased	(17,207,472)	(89,630,605)	(7,956,958)	(29,811,095)
Net decrease	(9,474,149)	($48,944,785)	(6,056,772)	($23,096,469)

Class C shares

Sold	23,735,712	$123,863,018	3,788,476	$13,493,712
Distributions reinvested	1,860,258	9,478,230	1,278,809	4,460,301
Repurchased	(18,947,880)	(96,935,646)	(17,465,084)	(66,244,532)
Net increase (decrease)	6,648,090	$36,405,602	(12,397,799)	($48,290,519)

Class I shares[2]

Sold	1,167,641	$6,140,356	723,567	$2,617,450
Distributions reinvested	15,841	77,938	65,706	224,629
Repurchased	(649,962)	(3,304,333)	(135,846)	(476,617)
Net increase	533,520	$2,913,961	653,427	$2,365,462

Net increase (decrease)	10,695,982	$68,492,877	(50,082,983)	($195,067,356)

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Beginning of operations from 8-27-07 to 5-31-08.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2008, aggregated $174,556,434 and $339,921,735, respectively.

42	High Yield Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | High Yield Fund	43

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board also noted that the Fund’s performance for the 1-year period was lower than the median performance of the Peer Group and Category, and its benchmark index, the Merrill Lynch US High-Yield Master II Index. The Board viewed favorably that the Fund’s performance for the 3-, 5- and 10- year periods was higher than the median performance of the Peer Group and Category, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

44	High Yield Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | High Yield Fund	45

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Gordon M. Shone
Treasurer
John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Web site	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

46	High Yield Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	570SA 11/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009